Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	May 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 718
Ending balance	$ 695